ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2013
ENTITY-WIDE DISCLOSURE [Abstract]
Schedule of Total Revenues and Long-lived Assets by Geographical Location
Total revenues and long-lived assets - by geographical location were as follows:

	Year ended December 31,
	2013		2012		2011
	Total revenues (**)	Long-lived assets (*)	Total revenues (**)	Long-lived assets	Total revenues (**)	Long-lived assets
Sale of products
Israel	$6,248	$5,748	$9,147	$8,417	$8,218	$8,528
United states	18,016	-	16,475	-	21,495	-
France	5,482	-	4,604	-	3,264	-
Rest of Europe	2,292	-	1,966	-	2,507	-
Other	2,326	-	4,071	-	1,353	-
	$34,364	$5,748	$36,263	$8,417	$36,837	$8,528

	Year ended December 31,
	2013		2012		2011
	Total revenues	Long-lived assets	Total revenues	Long-lived assets	Total revenues	Long-lived assets

Services
Israel	$612	$-	$468	$-	$384	$-
United states	27,639	5,399	25,648	4,493	25,416	4,325
Netherland	1,553	-	3,303	-	4,378	-
Rest of Europe	7,658	-	4,624	-	3,875	-
Other	7,725	-	7,609	-	2,849	-
	$45,187	$5,399	$41,652	$4,493	$36,902	$4,325

(*) Excluding held for sale assets at December 31, 2013
(**) Excluding discontinued operations for each of the years ended on December 31, 2013, 2012 and 2011.